Subsequent Events	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2010
Other Subsequent Events
Subsequent Events

5.  Subsequent Events (unaudited)

        On May 16, 2011, RLJ Lodging Trust completed its initial public offering ("IPO") and formation transactions. The IPO resulted in the sale of 27,500,000 common shares of beneficial interest, $0.01 par value per share, at $18.00 per share, for total gross proceeds of $495.0 million. The aggregate proceeds to RLJ Lodging Trust, net of underwriters' discounts, was approximately $464.1 million. RLJ Lodging Trust used the net proceeds and cash on hand to repay approximately $472.6 million of secured indebtedness. Upon completion of the IPO and related formation transactions, RLJ Lodging Trust succeeded to the operations, the lodging assets and hotel investment and ownership platform of the Company.

        On June 3, 2011, RLJ Lodging Trust issued and sold an additional 4,095,000 common shares at a price per share of $18.00 upon exercise of the Overallotment, for total gross proceeds of $73.7 million. RLJ Lodging Trust received aggregate net proceeds of approximately $69.1 million in connection with the Overallotment. RLJ Lodging Trust holds the net proceeds from the Overallotment as cash to be used for working capital purposes or to invest in short-term, interest-bearing, investment-grade securities, and money market accounts that are consistent with our intention to qualify as a REIT.

19. Other Subsequent Events (unaudited)

        On May 16, 2011, RLJ Lodging Trust completed its initial public offering ("IPO") and formation transactions. The IPO resulted in the sale of 27,500,000 common shares of beneficial interest, $0.01 par value per share, at $18.00 per share, for total gross proceeds of $495.0 million. The aggregate proceeds to RLJ Lodging Trust, net of underwriters' discounts, was approximately $464.1 million. RLJ Lodging Trust used the net proceeds and cash on hand to repay approximately $472.6 million of secured indebtedness. Upon completion of the IPO and related formation transactions, RLJ Lodging Trust succeeded to the operations, the lodging assets and hotel investment and ownership platform of the Company.

        On June 3, 2011, RLJ Lodging Trust issued and sold an additional 4,095,000 common shares at a price per share of $18.00 upon exercise of the Overallotment, for total gross proceeds of $73.7 million. RLJ Lodging Trust received aggregate net proceeds of approximately $69.1 million in connection with the Overallotment. RLJ Lodging Trust holds the net proceeds from the Overallotment as cash to be used for working capital purposes or to invest in short-term, interest-bearing, investment-grade securities, and money market accounts that are consistent with our intention to qualify as a REIT.

        On June 17, 2011, RLJ Lodging Trust's board of trustees declared a prorated cash dividend of $0.08 per common share of beneficial interest, payable on July 15, 2011 to shareholders of record as of June 30, 2011. The $0.08 dividend is prorated from May 16, 2011, the closing date of the IPO, through June 30, 2011.

        On June 20, 2011, RLJ Lodging Trust entered into a $300.0 million, three-year, unsecured revolving credit agreement (the "Credit Agreement"). Subject to certain terms and conditions set forth in the Credit Agreement, RLJ Lodging Trust may increase the original principal amount to $450.0 million and may extend the maturity date by one additional year. Availability under the Credit Agreement is based in part on (i) the aggregate commitments of the lender, and (ii) the value of qualifying unencumbered hotel properties included in the borrowing base, as defined in the Credit Agreement. Borrowings under the Credit Agreement will bear interest equal to LIBOR plus a margin of 2.25% - 3.25% based upon RLJ Lodging Trust's leverage ratio with no LIBOR floor. In addition, the Credit Agreement provides for swing loans and permits the issuances of letters of credits.

        On July 15, 2011, RLJ Lodging Trust paid a dividend of $0.08 per common share of beneficial interest to shareholders of record at June 30, 2011.

        On August 5, 2011, RLJ Lodging Trust transferred title to the New York LaGuardia Airport Marriott to the lenders pursuant to a deed in lieu of foreclosure arrangement (see Note 7). RLJ Lodging Trust recorded a gain on the forgiveness of indebtedness of approximately $23.0 million.

        On October 14, 2011, RLJ Lodging Trust paid a dividend of $0.15 per common share of beneficial interest to shareholders of record at September 30, 2011.

        On October 21, 2011, RLJ Lodging Trust, through wholly-owned subsidiaries, entered into five separate first mortgage non-recourse loans, which resulted in aggregate proceeds of $142.0 million. Each loan is collateralized by a hotel property. The mortgage loans have an initial term of three years and bear interest at LIBOR plus 3.60%. RLJ Lodging Trust utilized $140.0 million of the proceeds from these new loans to fully repay its unsecured term loan (See Note 7).

        On October 27, 2011, RLJ Lodging Trust, through wholly-owned subsidiaries, acquired a 100% interest in the 176-room Courtyard Charleston Historic District for a purchase price of approximately $42.0 million. The hotel is located in Charleston, South Carolina. Noble Management Group was engaged to manage the hotel.

        In November, 2011, RLJ Lodging Trust elected to cease the subsidization of debt service on the mortgage loans secured by the Courtyard Goshen and Springhill Suites Southfield. As of September 30, 2011, the principal balance outstanding was $5.6 million and $5.0 million, respectively. The loans mature in July 2016 and May 2015, respectively. RLJ Lodging Trust will work with the lenders to negotiate a deed in lieu of foreclosure process.